Debt (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 29, 2023	Sep. 23, 2022	Sep. 23, 2016	Feb. 28, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016	Mar. 31, 2024	Nov. 20, 2016	Mar. 29, 2016	Dec. 19, 2014
Debt Instrument [Line Items]
Proceeds from Related Party Debt					$ 80,000		$ 100,000	$ 250,000
Volume weighted average price rate					65.00%					65.00%
Borrowings under Guaranteed Investment Agreements							125,000
Short Term Promissory Note Discount							25,000
Principal Investment Gain (Loss)							7,008
Interest paid							$ 60,976
Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued							43,489
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Bear interest rate			10.00%
Debt term			6 years
Note issued			$ 30,000						$ 80,000		$ 50,000
Note issued							$ 30,000	50,000
Principal amount.								50,000
Debt Instrument, Increase, Accrued Interest								27,972
Interest converted		$ 95,088
Original issued and outstanding							50,000	50,000
Interest Payable							134,414	131,414
Note issued									$ 80,000
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 70,000		$ 70,000					$ 30,000	$ 40,000
Bear interest rate					10.00%		10.00%
Debt term					6 years		6 years
Note issued							$ 70,000	70,000
Shares, Issued							8,500,000
Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount.					$ 100,000
Debt Instrument, Increase, Accrued Interest					2,997
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount.					102,997		$ 2,000,000
Debt Instrument, Increase, Accrued Interest					$ 131,417		$ 95,396
Number of shares issued							67,239
Aggregate principal amount							$ 2,000,000
Interest rate					7.50%		7.50%
Convertible Notes [Member] | Seven Investors [Member]
Debt Instrument [Line Items]
Number of shares issued							67,239
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Aggregate amount								$ 250,000
Debt term								1 year
Principal amount.							$ 250,000
Debt Instrument, Increase, Accrued Interest							$ 19,880	$ 7,513
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate								7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate								9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Aggregate amount								$ 175,000
Three Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Shares, Issued							3,368
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Notes Payable, Current							$ 175,000
Shares, Issued							168,400
Proceeds from Related Party Debt							$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 75,000
Debt Instrument, Increase, Accrued Interest					2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Aggregate amount					50,000
Debt Instrument, Increase, Accrued Interest					5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 25,000
Debt term					1 year
Principal amount.					$ 35,471
Debt Instrument, Increase, Accrued Interest					$ 926
Number of shares issued					3,250
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)					9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Increase (Decrease)					10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 100,000
Debt Instrument, Increase, Accrued Interest					10,500
Two Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount					179,182
Debt Instrument, Increase, Accrued Interest					$ 1,205
Percentage of convertible notes issued					8.00%
Loan, Held-in-Portfolio, Principal Outstanding					$ 179,182
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount							125,000
Debt Instrument, Increase, Accrued Interest					10,431
[custom:DebtInstrumentDiscountAmount-0]							$ 25,000
Debt Instrument, Periodic Payment, Principal	$ 175,000				$ 225,000
Volume weighted average price rate	10.00%
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued					22,500		8,500,000
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Debt term				1 year
Principal amount.					$ 25,000		$ 25,000
Debt Instrument, Increase, Accrued Interest					$ 2,574		$ 1,881
Percentage of convertible notes issued				9.00%
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Convertible note issued amount				$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
Conversion percentage					75.00%		75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage					70.00%		70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage					65.00%		65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Principal amount.					$ 2,469,229
Debt Instrument, Increase, Accrued Interest					$ 63,788
Number of shares issued					234,000
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount.					$ 1,800,000
Interest rate					7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount.					$ 2,469,229
Interest rate					10.00%
Purchaser [Member]
Debt Instrument [Line Items]
Principal amount.					$ 200,000
Debt Instrument, Increase, Accrued Interest					12,292
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Aggregate amount					631,511
Debt Instrument, Increase, Accrued Interest					$ 13,848
Seven Convertible Promissory Note Agreements [Member] | Ten Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate					7.50%
Seven Convertible Promissory Note Agreements [Member] | Twelve Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate					8.00%
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 422,787